Related parties - Schedule of Key Management Compensation (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Related Party [Abstract]
Salaries and other short-term employee costs	$ 2,144	$ 2,032
Pension costs	133	134
Share-based compensation expense	5,574	5,217
Other compensation	10	13
Key management compensation	$ 7,861	$ 7,396